Average Annual Total Returns - FidelityGlobalCommodityStockFund-AMCIZPRO - FidelityGlobalCommodityStockFund-AMCIZPRO - Fidelity Global Commodity Stock Fund	Dec. 30, 2022
Fidelity Advisor Global Commodity Stock Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	18.50%
Past 5 years	8.54%
Past 10 years	2.74%
Fidelity Advisor Global Commodity Stock Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.69%
Past 5 years	8.10%
Past 10 years	2.40%
Fidelity Advisor Global Commodity Stock Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.64%
Past 5 years	6.74%
Past 10 years	2.13%
Fidelity Advisor Global Commodity Stock Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	23.87%
Past 5 years	9.04%
Past 10 years	2.73%
Fidelity Advisor Global Commodity Stock Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	21.02%
Past 5 years	8.74%
Past 10 years	2.69%
Fidelity Advisor Global Commodity Stock Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	26.18%
Past 5 years	10.22%
Past 10 years	3.69%
Fidelity Advisor Global Commodity Stock Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	26.28%
Since Inception	8.69%	[1]
MS159
Average Annual Return:
Past 1 year	18.90%
Past 5 years	14.82%
Past 10 years	12.27%
MS404
Average Annual Return:
Past 1 year	26.51%
Past 5 years	8.84%
Past 10 years	3.39%

[1]	A From October 2, 2018